PHOENIX BENEFIT CHOICE VUL(SM) -ISSUED BY PHLVIC VARIABLE UNIVERSAL LIFE ACCOUNT
                        OF PHL VARIABLE INSURANCE COMPANY

                 SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 7, 2007

The portion of "APPENDIX A-Investment Options" regarding the Phoenix Edge Series Fund is hereby replaced as follows.

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                 FUND NAME                              INVESTMENT OBJECTIVE                   INVESTMENT ADVISOR / SUBADVISOR

-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Capital Growth Series                Intermediate and long-term growth of         Phoenix Variable Advisors, Inc.
                                             capital appreciation with income as a          Subadvisor: Harris Investment
                                             secondary consideration                        Management, Inc.
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                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Growth and Income Series             Dividend growth, current income and           Subadvisor:  Phoenix Investment Counsel,
                                             capital appreciation                          Inc.
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                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Mid-Cap Growth Series                Capital appreciation                           Subadvisor: Bennett Lawrence Management
                                                                                            LLC *
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             As high a level of current income as is      Phoenix Variable Advisors, Inc.
Phoenix Money Market Series                  consistent with the preservation of          Subadvisor:  Goodwin Capital Advisers,
                                             capital and maintenance of liquidity         Inc.
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                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Multi-Sector Fixed Income Series     Long-term total return                       Subadvisor:  Goodwin Capital Advisers,
                                                                                          Inc.
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                                             High current income while attempting to      Phoenix Variable Advisors, Inc.
                                             limit changes in the series' net asset       Subadvisor:  Goodwin Capital Advisers,
Phoenix Multi-Sector Short Term Bond Series  value per share caused by interest rate      Inc.
                                             changes
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
                                             High total return consistent with prudent    Subadvisors: Goodwin Capital Advisers,
Phoenix Strategic Allocation Series          investment risk                              Inc. (fixed income portion), Phoenix
                                                                                          Investment Counsel, Inc. (equity portion)
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-Aberdeen International Series        High total return consistent with              Subadvisor: Aberdeen Asset Management
                                             reasonable risk                                Inc.
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Phoenix-Alger Small-Cap Growth Series        Long-term capital growth                     Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Fred Alger Management, Inc.
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                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-Duff & Phelps Real Estate            Capital appreciation and income with         Subadvisor:  Duff & Phelps Investment
Securities Series                            approximately equal emphasis                 Management Co.
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                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Long-term capital growth                       Subadvisor: Standard & Poor's
Series: Aggressive Growth                                                                 Investment Advisory Services LLC
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                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Long-term capital growth with current          Subadvisor: Standard & Poor's
Series: Growth                               income as a secondary consideration          Investment Advisory Services LLC
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                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Current income with capital growth as a        Subadvisor: Standard & Poor's
Series: Moderate                             secondary consideration                      Investment Advisory Services LLC
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                                             Long-term capital growth and current         Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         income with a greater emphasis on capital      Subadvisor: Standard & Poor's
Series: Moderate Growth                      growth                                       Investment Advisory Services LLC
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                                             Long-term capital appreciation with          Phoenix Variable Advisors, Inc.
Phoenix-Sanford Bernstein Mid-Cap Value      current income as a secondary investment       Subadvisor: AllianceBernstein L.P.
Series                                       objective
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation by investing  Phoenix Variable Advisors, Inc.
                                             primarily in small-capitalization stocks       Subadvisor: AllianceBernstein L.P.
Phoenix-Sanford Bernstein Small-Cap Value    that appear to be undervalued with current
Series                                       income as a secondary investment objective
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                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-Van Kampen Comstock Series           Long-term capital appreciation with            Subadvisor: Morgan Stanley Investment
                                             current income as a secondary consideration  Management Inc., d/b/a Van Kampen
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-Van Kampen Equity 500 Index Series   High total return                              Subadvisor: Morgan Stanley Investment
                                                                                          Management Inc., d/b/a Van Kampen
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*Effective November 27, 2007, Neuberger Berman Management, Inc. will become the subadvisor to the Phoenix Mid-Cap Growth Series.


TF942                                         Supplement dated November 20, 2007